Income Taxes - Effective Income Tax Rate Reconciliation (Details) - USD ($)	3 Months Ended		6 Months Ended	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Tax Rate Reconciliation [Line Items]
Tax provision			$ 0
Social Finance, Inc.
Income Tax Rate Reconciliation [Line Items]
Expected income tax benefit at federal statutory rate				$ (68,921,000)	$ (50,316,000)	$ (53,205,000)
Valuation allowance for deferred tax assets				(9,445,000)	53,431,000	55,920,000
State and local income taxes, net of federal benefit				(26,681,000)	52,000	(2,894,000)
Research and development tax credits				(6,883,000)	(5,469,000)	(3,505,000)
Change in fair value of warrants				4,310,000	(595,000)	0
Other				3,152,000	2,995,000	2,726,000
Tax provision	$ 1,099,000	$ 57,000		$ (104,468,000)	$ 98,000	$ (958,000)
Effective tax rate				31.80%	(0.04%)	0.38%